INCOME TAXES	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

16.  INCOME TAXES

The income taxes recognized in income (loss) and comprehensive income (loss) are as follows:

	2022	2021
Current tax expense	$5,682	$384
Deferred tax expense	382	-
Total income tax expense	$6,064	$384

The provision for income taxes reported differs from the amounts computed by applying statutory tax rates to the income (loss) before income taxes due to the following:

	2022	2021
Income (loss) for the year before income taxes	$37,365	$(22,380)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	10,089	(6,043)
Share based payments	940	921
Mexican inflationary adjustments	(5,116)	1,642
Differing effective tax rate on loss in foreign jurisdiction	(567)	(955)
Impact of share issuance costs	-	(1,794)
Unrecognized deferred tax assets	(3,624)	1,600
Impact of foreign exchange and other	4,342	5,013
Total income tax expense	$6,064	$384

The approximate tax effect of each item that gives rise to the Company's recognized deferred tax assets and liabilities as at December 31, 2022 and 2021 is as follows:

	2022	2021
Deferred income tax assets
Exploration and evaluation assets	$46,129	$34
Non-capital losses	7,412	40
Financing fees	1,937	858
Withholding tax	2,535	-
	58,013	932
Deferred income tax liabilities
Mineral property, plant, and equipment	(54,057)	(496)
Debt	(4,217)	(436)
Other	(121)	-
	(58,395)	(932)
Net deferred income tax liability	$(382)	$-

The Company's movement of net deferred tax liabilities is described below:

December 31, 2022
Deferred income tax expense and liability	(382)

The approximate tax effect of each item that gives rise to the Company's unrecognized deferred tax assets and liabilities are as follows:

	2022	2021
Non-capital losses	$15,084	$18,786
Mineral property, plant and equipment	50	15,638
Financing fees	-	2,585
Reclamation and closure provision	1,377	-
Withholding tax	437	-
Other	1,502	1,384
Unrecognized deferred tax assets	(18,450)	(38,393)
Total	$-	$-

The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	Expiry Dates	December 31, 2022	December 31, 2021
Non-capital losses	2027-2042	$50,280	$62,681
Mineral property, plant and equipment	No Expiry	168	52,126
Financing fees	2043-2047	-	9,574
Reclamation and closure provision	No Expiry	4,590	-
Withholding tax	No Expiry	437	-
Other	No Expiry	5,007	9,756
Total		$60,482	$134,137

At December 31, 2022, the Company had non-capital loss carry forwards of approximately $4,188 (2021 - $618), which expire between 2040 and 2042, available to offset future taxable income in Canada. The Company also had non-capital loss carry forwards of approximately $71,045 (2021 - $62,173), which expire between 2027 and 2032, available to offset future taxable income in Mexico.